Disclosure of detailed information about units, activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Deferred share units [Member]
Statement [Line Items]
Number of units outstanding, beginning of period	0	0
Units outstanding, weighted average grant date fair value, beginning of period	$ 0	$ 0
Units granted in period	89,200	0
Units granted in period, weighted average grant date fair value	$ 1.59	$ 0
Number of units outstanding, end of period	89,200	0
Units outstanding, weighted average grant date fair value, end of period	$ 1.59	$ 0
Restricted share units [Member]
Statement [Line Items]
Number of units outstanding, beginning of period	0	0
Units outstanding, weighted average grant date fair value, beginning of period	$ 0	$ 0
Units granted in period	483,000	0
Units granted in period, weighted average grant date fair value	$ 1.61	$ 0
Units cancelled in period	(6,400)
Units cancelled in period, weighted average grant date fair value	$ 1.65
Number of units outstanding, end of period	476,600	0
Units outstanding, weighted average grant date fair value, end of period	$ 1.61	$ 0